Effect in change of presentation currency - CONSOLIDATED STATEMENT OF CASH FLOWS as previously reported (Details) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)		Dec. 31, 2015 EUR (€)
Cash flows from operating activities
Cash generated from operations | $		$ 1,376		$ 1,523	[1]		$ 1,225	[1]
Interest paid - excluding cumulative PIK interest paid | $	[2]	(537)		(573)	[1]		(412)	[1]
Cumulative PIK interest paid | $	[1],[2]						(205)
Income tax paid | $		(105)		(103)	[1]		(93)	[1]
Net cash from operating activities | $		734		847	[1]		515	[1]
Cash flows from investing activities
Purchase of business net of cash acquired | $	[1]						(3,036)
Purchase of property, plant and equipment | $		(555)		(476)	[1]		(343)	[1]
Purchase of software and other intangibles | $		(32)		(22)	[1]		(12)	[1]
Proceeds from disposal of property, plant and equipment | $		12		6	[1]		4	[1]
Net cash used in investing activities | $		(575)		(492)	[1]		(3,387)	[1]
Cash flows from financing activities
Proceeds from borrowings | $		114		3,730	[1]		6,169	[1]
Repayment of borrowings | $		(443)		(4,385)	[1]		(2,604)	[1]
Net proceeds from share issuance by subsidiary | $	[1]			326
Dividends paid to parent company | $	[1]			(4)			(303)
Dividends paid by subsidiary to non-controlling interest | $		(10)		(8)	[1]
Early redemption premium costs paid | $		(7)		(91)	[1]		(121)	[1]
Deferred debt issue costs paid | $		(5)		(43)	[1]		(82)	[1]
Consideration (paid)/received on termination of derivative financial instruments | $		(44)		46	[1]
Net cash (outflow)/inflow from financing activities | $		(399)		(429)	[1]		3,059	[1]
Net (decrease)/increase in cash and cash equivalents | $		(240)		(74)	[1]		187	[1]
Cash and cash equivalents at the beginning of the year | $	[1],[3]	823		818			603
Exchange (losses)/gains on cash and cash equivalents | $		(18)		79	[1]		28	[1]
Cash and cash equivalents at the end of the year | $		$ 565		$ 823	[1],[3]		$ 818	[1],[3]
Previously stated
Cash flows from operating activities
Cash generated from operations			€ 1,330			€ 1,109			€ 950
Interest paid - excluding cumulative PIK interest paid			(510)			(372)			(323)
Cumulative PIK interest paid						(184)
Income tax paid			(90)			(84)			(59)
Net cash from operating activities			730			469			568
Cash flows from investing activities
Purchase of business net of cash acquired						(2,685)
Purchase of property, plant and equipment			(422)			(310)			(304)
Purchase of software and other intangibles			(19)			(12)			(8)
Proceeds from disposal of property, plant and equipment			5			4			8
Net cash used in investing activities			(436)			(3,003)			(304)
Cash flows from financing activities
Proceeds from borrowings			3,497			5,479
Repayment of borrowings			(4,061)			(2,322)			(198)
Return of capital to parent company									(15)
Net proceeds from share issuance by subsidiary			306
Dividends paid to parent company			(3)			(270)
Dividends paid by subsidiary to non-controlling interest			(7)
Early redemption premium costs paid			(85)			(108)			(8)
Deferred debt issue costs paid			(39)			(72)			(2)
Consideration (paid)/received on termination of derivative financial instruments			42						81
Net cash (outflow)/inflow from financing activities			(350)			2,707			(142)
Net (decrease)/increase in cash and cash equivalents			(56)			173			122
Cash and cash equivalents at the beginning of the year			776			554			433
Exchange (losses)/gains on cash and cash equivalents			(34)			49			(1)
Cash and cash equivalents at the end of the year			€ 686			€ 776			€ 554

[1]	The consolidated statements of cash flows for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements
[2]	Total interest paid for the year ended December 31, 2018 is $537 million (2017: $573 million; 2016: $617 million).
[3]	The consolidated statements of financial position as at December 31, 2017, 2016 and 2015 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements